Weiss Alternative Multi-Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

	Shares		Value
LONG COMMON STOCKS - 35.81%
Aerospace & Defense - 0.20%
The Boeing Company (a)	793		$126,333
General Dynamics Corporation	230		52,134
Hexcel Corporation	1,233		74,609
Howmet Aerospace, Inc.	707		26,251
Lockheed Martin Corporation	272		112,556
TransDigm Group, Inc. (a)	289		179,856
			571,739
Air Freight & Logistics - 0.47%
C.H. Robinson Worldwide, Inc.	1,887		208,891
DSV A/S (b)	1,980		333,632
Expeditors International of Washington, Inc.	137		14,556
FedEx Corporation	183		42,656
Forward Air Corporation	5,322		558,437
United Parcel Service, Inc., Class B	842		164,097
			1,322,269
Airlines - 0.10%
Copa Holdings S.A., Class A - (a)(b)	1,090		73,270
Delta Air Lines, Inc. (a)	3,938		125,228
Southwest Airlines Company (a)	876		33,393
Spirit Airlines, Inc. (a)	1,857		45,998
			277,889
Auto Components - 0.12%
Adient plc (a)(b)	485		16,384
Aptiv plc (a)(b)	1,736		182,089
Autoliv, Inc.	443		38,098
Luminar Technologies, Inc. (a)	4,575		30,927
Tenneco, Inc., Class A (a)	3,275		61,799
			329,297
Automobiles - 0.11%
Mercedes-Benz Group AG (b)	3,014		177,747
General Motors Company (a)	3,814		138,296
			316,043
Banks - 2.03%
Bank of America Corporation	17,241		582,918
Banner Corporation	2,387		147,970
Cadence Bank	5,143		134,232
Citizens Financial Group, Inc.	13,672		519,126
Columbia Banking System, Inc.	6,594		198,941
Comerica, Inc.	838		65,171
First Horizon Corporation	15,115		337,971
Huntington Bancshares, Inc.	34,313		456,020
M&T Bank Corporation	2,271		402,989
PacWest Bancorp	9,217		258,353
Pinnacle Financial Partners, Inc.	763		60,353
Popular, Inc. (b)	1,530		118,835
Renasant Corporation	3,793		126,686
Signature Bank	2,773		514,586
Texas Capital Bancshares, Inc. (a)	4,545		266,428
Umpqua Holdings Corporation	2,162		38,073
Veritex Holdings, Inc.	791		24,474
Webster Financial Corporation	7,000		325,150
Wells Fargo & Company	12,034		527,932
Western Alliance Bancorp	4,222		322,476
Wintrust Financial Corporation	3,726		320,585
			5,749,269
Beverages - 0.58%
Celsius Holdings, Inc. (a)	1,051		93,497
Coca-Cola European Partners plc (b)	10,437		564,850
Constellation Brands, Inc., Class A	1,556		383,258
Molson Coors Beverage Company, Class B	4,333		258,897
Monster Beverage Corporation (a)	827		82,386
PepsiCo, Inc.	790		138,218
Vintage Wine Estates, Inc. (a)	16,917		124,171
			1,645,277
Biotechnology - 0.85%
AbbVie, Inc.	2,154		309,121
Aldeyra Therapeutics, Inc. (a)	2,541		12,807
Alnylam Pharmaceuticals, Inc. (a)	49		6,960
Altimmune, Inc. (a)	143		1,717
Argenx S.E. - ADR (a)(b)	388		141,314
Aurinia Pharmaceuticals, Inc. (a)(b)	598		4,892
Autolus Therapeutics plc - ADR (a)(b)	436		1,216
AVEO Pharmaceuticals, Inc. (a)	1,918		13,733
BeiGene Ltd. - ADR (a)(b)	62		10,421
BELLUS Health, Inc. (a)(b)	989		9,702
Biogen, Inc. (a)	474		101,938
BioMarin Pharmaceutical, Inc. (a)	420		36,141
BioNTech S.E. - ADR (a)(b)	160		26,424
ChemoCentryx, Inc. (a)	316		7,464
Dynavax Technologies Corporation (a)	738		10,612
Eiger BioPharmaceuticals, Inc. (a)	3,636		31,597
Exact Sciences Corporation (a)	1,968		88,757
Exelixis, Inc. (a)	3,259		68,178
FibroGen, Inc. (a)	85		1,069
Global Blood Therapeutics, Inc. (a)	909		29,743
Heron Therapeutics, Inc. (a)	1,129		3,139
Horizon Therapeutics plc (a)(b)	1,291		107,114
ImmunoGen, Inc. (a)	610		2,891
Incyte Corporation (a)	747		58,027
Insmed, Inc. (a)	3,165		70,010
Iovance Biotherapeutics, Inc. (a)	456		5,312
Karyopharm Therapeutics, Inc. (a)	808		3,434
Merus N.V. (a)(b)	334		8,076
Moderna, Inc. (a)	229		37,577
Natera, Inc. (a)	1,583		74,401
Neurocrine Biosciences, Inc. (a)	838		78,881
Prometheus Biosciences, Inc. (a)	2,522		107,614
Regeneron Pharmaceuticals, Inc. (a)	212		123,318
Rigel Pharmaceuticals, Inc. (a)	6,180		7,354
Sage Therapeutics, Inc. (a)	118		4,060
Seagen, Inc. (a)	1,668		300,207
Travere Therapeutics, Inc. (a)	3,080		72,503
Turning Point Therapeutics, Inc. (a)	2,616		196,148
United Therapeutics Corporation (a)	204		47,138
Vertex Pharmaceuticals, Inc. (a)	694		194,605
Viridian Therapeutics, Inc. (a)	792		10,486
			2,426,101
Building Products - 0.08%
The AZEK Company, Inc. (a)	2,321		47,998
Builders FirstSource, Inc. (a)	86		5,848
Carrier Global Corporation	1,388		56,256
Fortune Brands Home & Security, Inc.	549		38,254
Lennox International, Inc.	84		20,121
Trane Technologies plc (b)	322		47,331
			215,808
Capital Markets - 0.64%
Blackstone, Inc.	2,745		280,182
Blue Owl Capital, Inc.	17,551		200,257
The Goldman Sachs Group, Inc.	1,571		523,756
Interactive Brokers Group, Inc., Class A	5,490		322,208
Morgan Stanley	236		19,895
State Street Corporation	6,628		470,853
			1,817,151
Chemicals - 0.44%
Atotech Ltd. (a)(b)	1,130		25,628
Corteva, Inc.	2,677		154,061
Dow, Inc.	824		43,845
DuPont de Nemours, Inc.	770		47,147
GCP Applied Technologies, Inc. (a)	945		29,768
Linde plc (b)	519		156,738
LyondellBasell Industries NV, Class A (b)	1,477		131,630
Nutrien Ltd. (b)	2,876		246,358
PPG Industries, Inc.	488		63,094
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	1,666		163,885
Tronox Holdings plc, Class A (b)	4,399		68,668
Valvoline, Inc.	3,445		110,998
			1,241,820
Commercial Services & Supplies - 0.04%
ACV Auctions, Inc., Class A (a)	3,357		24,809
IAA, Inc. (a)	1,966		74,177
Li-Cycle Holdings Corporation (a)(b)	3,043		21,879
			120,865
Communications Equipment - 1.87%
ADTRAN Holdings, Inc.	18,300		440,847
Arista Networks, Inc. (a)(h)	3,345		390,127
Calix, Inc. (a)	5,365		306,020
Ciena Corporation (a)	18,118		934,889
CommScope Holding Company, Inc. (a)	210,564		1,901,393
F5, Inc. (a)	1,818		304,260
Plantronics, Inc. (a)	534		21,248
Sierra Wireless, Inc. (a)(b)	1,115		27,741
Telefonaktiebolaget LM Ericsson - ADR (b)	129,365		975,412
			5,301,937
Construction & Engineering - 0.16%
Quanta Services, Inc.	523		72,556
WillScot Mobile Mini Holdings Corporation (a)	9,803		378,494
			451,050
Construction Materials - 0.08%
Cemex SAB de CV - ADR (a)(b)	31,935		128,059
Martin Marietta Materials, Inc.	247		86,964
			215,023
Consumer Finance - 0.46%
Ally Financial, Inc.	9,917		327,955
American Express Company	3,419		526,595
Discover Financial Services	4,499		454,399
			1,308,949
Containers & Packaging - 0.38%
Ardagh Metal Packaging S.A. (b)	132,057		892,705
Avery Dennison Corporation	533		101,515
Graphic Packaging Holding Company	3,776		84,016
			1,078,236
Diversified Consumer Services - 0.23%
2U, Inc. (a)	5,404		52,905
European Wax Center, Inc., Class A	2,147		44,915
New Oriental Education & Technology Group, Inc. - ADR (a)(b)	3,077		84,341
Service Corporation International	6,407		477,065
			659,226
Diversified Telecommunication Services - 0.23%
AT&T, Inc.	34,763		652,849

Electric Utilities - 0.02%
NextEra Energy, Inc.	788		66,578

Electrical Equipment - 0.23%
AMETEK, Inc.	987		121,894
Eaton Corporation plc (b)	461		68,408
Emerson Electric Company	1,201		108,174
Generac Holdings, Inc. (a)	641		171,980
nVent Electric plc (b)	915		32,309
Regal Rexnord Corporation	546		73,328
Sensata Technologies Holding plc (b)	1,578		70,174
			646,267
Electronic Equipment, Instruments & Components - 0.32%
II-VI, Inc. (a)	8,421		443,281
Rogers Corporation (a)	1,212		326,331
TE Connectivity Ltd. (b)	976		130,521
Vontier Corporation	634		16,357
			916,490
Energy Equipment & Services - 0.90%
ChampionX Corporation	13,492		281,848
Core Laboratories N.V. (b)	131		2,481
Halliburton Company	8,409		246,384
Liberty Energy, Inc. (a)	18,007		255,700
Patterson-UTI Energy, Inc.	25,597		423,630
Schlumberger N.V. Ltd. (b)	21,645		801,514
TechnipFMC plc (b)	41,013		331,795
Tenaris S.A. - ADR (b)	2,320		65,099
TGS ASA (b)	4,361		64,731
Transocean Ltd. (a)(b)	27,885		94,251
			2,567,433
Entertainment - 0.49%
Activision Blizzard, Inc.	4,071		325,477
Electronic Arts, Inc.	410		53,804
Liberty Media Corp-Liberty Formula One, Class C (a)	525		35,579
Netflix, Inc. (a)	1,991		447,776
Playtika Holding Corporation (a)	4,681		57,436
Roblox Corporation, Class A (a)	1,524		65,425
Take-Two Interactive Software, Inc. (a)(h)	2,812		373,237
Warner Bros Discovery, Inc. (a)	3,070		46,050
			1,404,784
Food & Staples Retailing - 0.12%
US Foods Holding Corporation (a)	4,880		153,720
Wal-Mart, Inc.	1,345		177,607
			331,327
Food Products - 0.77%
Beyond Meat, Inc. (a)(h)	1,983		63,436
Bunge Ltd. (b)	5,550		512,432
Freshpet, Inc. (a)	2,294		122,591
The Hershey Company	360		82,066
Hostess Brands, Inc. (a)	8,729		197,450
The J.M. Smucker Company	2,592		342,973
The Kraft Heinz Company	12,791		471,093
The Simply Good Foods Company (a)	3,207		104,612
Sovos Brands, Inc. (a)	7,209		102,079
TreeHouse Foods, Inc. (a)	4,363		189,442
			2,188,174
Health Care Equipment & Supplies - 0.54%
ABIOMED, Inc. (a)	449		131,562
Boston Scientific Corporation (a)	6,273		257,507
Cardiovascular Systems, Inc. (a)	308		4,746
CVRx, Inc. (a)	1,583		13,978
DexCom, Inc. (a)	1,803		147,990
Edwards Lifesciences Corporation (a)	3,272		328,967
Enovis Corporation (a)	532		31,771
Haemonetics Corporation (a)	710		49,338
Inari Medical, Inc. (a)	742		57,564
Insulet Corporation (a)	154		38,161
Intuitive Surgical, Inc. (a)	308		70,892
Outset Medical, Inc. (a)	151		2,333
Penumbra, Inc. (a)	789		109,971
Shockwave Medical, Inc. (a)	41		8,648
STAAR Surgical Company (a)	398		32,119
Stryker Corporation	303		65,069
Tandem Diabetes Care, Inc. (a)	694		45,950
Teleflex, Inc.	378		90,894
Zimmer Biomet Holdings, Inc.	308		34,000
			1,521,460
Health Care Providers & Services - 0.64%
1Life Healthcare, Inc. (a)(h)	12,592		213,308
Acadia Healthcare Company, Inc. (a)	751		62,265
Amedisys, Inc. (a)	410		49,138
AMN Healthcare Services, Inc. (a)	482		54,196
Cano Health, Inc. (a)	1,240		7,552
Centene Corporation (a)	2,695		250,554
Chemed Corporation	79		38,006
Cigna Corporation	427		117,579
Covetrus, Inc. (a)	5,193		107,859
CVS Health Corporation	2,439		233,364
Encompass Health Corporation	2,694		136,370
Enhabit, Inc. (a)	2,242		39,257
Guardant Health, Inc. (a)	46		2,308
Humana, Inc.	172		82,904
McKesson Corporation	446		152,345
Oak Street Health, Inc. (a)	786		22,755
Option Care Health, Inc. (a)	1,238		41,597
The Pennant Group, Inc. (a)	376		5,016
Privia Health Group, Inc. (a)	210		7,724
Quest Diagnostics, Inc.	253		34,552
Signify Health, Inc., Class A (a)	2,804		47,976
Surgery Partners, Inc. (a)	395		15,555
Tenet Healthcare Corporation (a)	1,371		90,651
			1,812,831
Health Care Technology - 0.09%
Change Healthcare, Inc. (a)	5,115		124,141
Doximity, Inc., Class A (a)	356		15,066
Evolent Health, Inc., Class A (a)	2,295		78,007
Inspire Medical Systems, Inc. (a)	132		27,587
			244,801
Hotels, Restaurants & Leisure - 1.33%
Airbnb, Inc., Class A (a)	204		22,640
Bally's Corporation (a)	272		5,976
Bloomin' Brands, Inc.	2,296		46,815
Booking Holdings, Inc. (a)	29		56,135
Boyd Gaming Corporation	6,180		343,052
Brinker International, Inc. (a)	4,209		116,800
Carnival Corporation (a)(b)	400		3,624
The Cheesecake Factory, Inc.	1,220		35,661
Darden Restaurants, Inc.	1,900		236,531
Dine Brands Global, Inc.	2,004		142,905
Domino's Pizza, Inc.	874		342,704
DraftKings, Inc., Class A (a)	7,200		98,856
Expedia Group, Inc. (a)	391		41,465
Hilton Worldwide Holdings, Inc.	2,429		311,082
Hyatt Hotels Corporation, Class A (a)	1,022		84,570
Inspired Entertainment, Inc. (a)	3,405		35,208
International Game Technology plc (b)	9,350		177,182
Jack in the Box, Inc.	1,129		78,059
Las Vegas Sands Corporation (a)(h)	4,329		163,160
Marriott Vacations Worldwide Corporation	381		52,167
McDonald's Corporation	508		133,792
Restaurant Brands International, Inc. (b)	5,941		318,497
Royal Caribbean Cruises Ltd. (a)(b)	8,477		328,145
Ruth's Hospitality Group, Inc.	4,669		81,941
SeaWorld Entertainment, Inc. (a)	3,209		153,166
Starbucks Corporation	364		30,860
Texas Roadhouse, Inc.	1,806		157,519
Travel + Leisure Company	1,039		44,791
Yum! Brands, Inc.	1,128		138,225
			3,781,528
Household Durables - 0.06%
D.R. Horton, Inc.	309		24,111
Installed Building Products, Inc.	259		26,268
Taylor Morrison Home Corporation (a)	1,733		49,737
Vizio Holding Corporation, Class A (a)	1,491		13,657
Whirlpool Corporation	363		62,752
			176,525
Household Products - 0.33%
Colgate-Palmolive Company	8,164		642,834
Spectrum Brands Holdings, Inc.	4,306		299,439
			942,273
Industrial Conglomerates - 0.07%
Hitachi Ltd. (b)	2,179		110,319
Siemens AG, Reg (b)	1,053		117,455
			227,774
Insurance - 0.08%
International General Insurance Holdings Ltd. (b)	29,450		213,513
Syncora Holdings Ltd. (a)(b)(g)	2,808		188
			213,701
Interactive Media & Services - 0.54%
Alphabet, Inc., Class A (a)	3,536		411,308
Bambuser AB (a)(b)	21,273		9,717
Bumble, Inc., Class A (a)	892		33,825
Match Group, Inc. (a)	732		53,663
Meta Platforms, Inc., Class A (a)	5,025		799,477
Twitter, Inc. (a)(h)	3,817		158,825
Vimeo, Inc. (a)(h)	10,268		57,090
			1,523,905
Internet & Direct Marketing Retail - 0.11%
Amazon.com, Inc. (a)	1,619		218,484
Delivery Hero S.E. (a)(b)	1,831		88,339
Xometry, Inc., Class A (a)	300		11,400
			318,223
IT Services - 0.60%
Accenture plc, Class A (b)	458		140,267
Akamai Technologies, Inc. (a)	474		45,608
DXC Technology Company (a)	6,560		207,296
EPAM Systems, Inc. (a)	915		319,564
GoDaddy, Inc., Class A (a)	1,539		114,163
MoneyGram International, Inc. (a)	4,176		42,428
MongoDB, Inc. (a)	389		121,551
Okta, Inc. (a)	3,829		376,965
PayPal Holdings, Inc. (a)	10		865
Snowflake, Inc., Class A (a)	298		44,673
Squarespace, Inc., Class A (a)	606		12,890
Switch, Inc., Class A	3,856		130,371
Toast, Inc., Class A (a)	1,675		26,767
Twilio, Inc., Class A (a)	1,421		120,501
			1,703,909
Leisure Products - 0.08%
Callaway Golf Company (a)	3,800		87,210
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127		202
YETI Holdings, Inc. (a)	3,050		154,849
			242,261
Life Sciences Tools & Services - 0.35%
Avantor, Inc. (a)	2,494		72,376
Bio-Rad Laboratories, Inc., Class A (a)	81		45,624
Charles River Laboratories International, Inc. (a)	211		52,864
Danaher Corporation	271		78,988
IQVIA Holdings, Inc. (a)	789		189,573
Pacific Biosciences of California, Inc. (a)	1,301		5,685
Qiagen N.V. (a)(b)	2,299		114,122
Repligen Corporation (a)	221		47,153
Thermo Fisher Scientific, Inc.	229		137,036
SomaLogic, Inc. (a)	30,501		154,030
Standard BioTools, Inc. (a)	269		390
Syneos Health, Inc. (a)	1,066		84,363
			982,204
Machinery - 0.71%
Chart Industries, Inc. (a)	1,939		378,280
Cummins, Inc.	1,090		241,228
Deere & Company	446		153,058
Flowserve Corporation	6,724		227,540
Fortive Corporation	1,982		127,740
Illinois Tool Works, Inc.	305		63,367
Ingersoll Rand, Inc.	1,113		55,427
Iveco Group N.V. (a)(b)	1,892		11,522
Meritor, Inc. (a)	3,430		124,921
Nikola Corporation (a)	5,100		31,722
Otis Worldwide Corporation	1,295		101,230
Parker-Hannifin Corporation	73		21,104
Proto Labs, Inc. (a)	2,543		124,327
The Timken Company	610		39,882
Trinity Industries, Inc.	11,934		309,687
			2,011,035
Marine - 0.11%
Eagle Bulk Shipping, Inc. (b)	342		18,102
Star Bulk Carriers Corporation (b)	11,202		291,532
			309,634
Media - 0.39%
Comcast Corporation, Class A	1,548		58,081
comScore, Inc. (a)	244,821		492,090
Criteo S.A. - ADR (a)(b)	6,060		153,924
DISH Network Corporation, Class A (a)	1,245		21,626
Fox Corporation, Class A	956		31,653
Gray Television, Inc.	4,199		77,975
Liberty Media Corp-Liberty SiriusXM, Class A (a)	416		16,578
Nexstar Media Group, Inc., Class A	762		143,538
Shaw Communications, Inc., Class B (b)	2,260		61,088
TEGNA, Inc.	2,665		55,805
			1,112,358
Metals & Mining - 0.55%
Allkem Ltd. (a)(b)	13,438		108,396
Alphamin Resources Corporation (b)	5,969		3,473
Barrick Gold Corporation (b)	2,743		43,175
Champion Iron Ltd. - Canadian Stock Exchange (a)(b)	14,992		53,269
Champion Iron Ltd. - Australian Stock Exchange (b)	13,072		44,600
Cleveland-Cliffs, Inc. (a)	976		17,285
Filo Mining Corporation (a)(b)	8,609		121,550
Ivanhoe Mines Ltd., Class A (a)(b)	12,120		75,339
NGEx Minerals Ltd. (a)(b)	15,099		22,639
Nickel Industries Ltd. (b)	144,960		111,325
South32 Ltd. (b)	51,680		140,860
Teck Resources Ltd., Class B (b)	14,961		439,704
Turquoise Hill Resources Ltd. (a)(b)	13,022		340,395
Yamana Gold, Inc. (b)	6,384		30,515
Zacapa Resources Ltd. (a)(b)	1,762		481
			1,553,006
Multiline Retail - 0.09%
Kohl's Corporation	7,485		218,113
Target Corporation	183		29,898
			248,011
Multi-Utilities - 0.02%
Sempra Energy	407		67,481

Oil, Gas & Consumable Fuels - 3.28%
Antero Resources Corporation (a)	10,100		400,364
Chesapeake Energy Corporation	5,067		477,160
Chord Energy Corporation	2,416		309,828
ConocoPhillips	4,089		398,391
CONSOL Energy, Inc. (a)	2,055		126,013
Continental Resources, Inc.	3,252		224,030
Devon Energy Corporation	10,946		687,956
Diamondback Energy, Inc.	3,455		442,309
EOG Resources, Inc.	3,933		437,428
Exxon Mobil Corporation	5,685		551,047
HF Sinclair Corporation	909		43,468
Magnolia Oil & Gas Corporation, Class A	7,630		184,112
Marathon Oil Corporation	17,909		444,143
Marathon Petroleum Corporation	1,897		173,879
Matador Resources Company	6,681		386,028
Murphy Oil Corporation	12,401		435,771
New Fortress Energy, Inc.	3,035		148,624
Northern Oil and Gas, Inc.	8,469		244,161
Occidental Petroleum Corporation	7,232		475,504
PDC Energy, Inc.	6,238		409,774
Petroleo Brasileiro S.A. - ADR (b)	9,979		142,500
Phillips 66	1,720		153,080
Pioneer Natural Resources Company (h)	1,107		262,304
Range Resources Corporation (a)	12,155		401,966
Shell plc - ADR (b)	3,134		167,293
SM Energy Company	8,992		371,190
Southwestern Energy Company (a)	42,208		297,989
Thungela Resources Ltd. - Johannesburg Exchange (b)	1,999		34,954
Thungela Resources Ltd. - London Stock Exchange (b)	6,982		123,034
Valero Energy Corporation	2,592		287,116
Whitehaven Coal Ltd. (b)	14,190		62,477
			9,303,893
Paper & Forest Products - 0.07%
Interfor Corporation (b)	2,587		63,880
Louisiana-Pacific Corporation	739		47,023
Resolute Forest Products, Inc. (a)	941		19,083
Stella-Jones, Inc. (b)	2,126		63,105
			193,091
Personal Products - 0.24%
Coty, Inc., Class A (a)	10,347		75,740
e.l.f. Beauty, Inc. (a)	6,666		223,511
Unilever plc (b)	7,940		386,844
			686,095
Pharmaceuticals - 0.61%
Aclaris Therapeutics, Inc. (a)	152		2,342
AstraZeneca plc - ADR (b)	3,591		237,832
Bayer AG - Reg (b)	2,019		117,768
Bristol Myers-Squibb Company	61		4,501
Catalent, Inc. (a)	316		35,740
Eli Lilly & Company	1,179		388,705
GSK plc - ADR (b)	353		14,886
Harmony Biosciences Holdings, Inc. (a)	71		3,602
Intra-Cellular Therapies, Inc. (a)	635		34,366
Jazz Pharmaceuticals plc (a)(b)	883		137,801
Merck & Company, Inc.	2,065		184,487
Novo Nordisk A/S - Class B (b)	182		21,198
Novo Nordisk A/S - ADR (b)	342		39,693
Pfizer, Inc.	3,612		182,442
Relmada Therapeutics, Inc. (a)	610		15,616
Royalty Pharma plc, Class A (b)	1,239		53,884
Teva Pharmaceutical Industries Ltd. - ADR (a)(b)	3,708		34,781
Tricida, Inc. (a)	628		5,752
Zoetis, Inc.	1,140		208,107
			1,723,503
Professional Services - 0.29%
KBR, Inc.	6,472		344,505
Nielsen Holdings plc (b)	14,979		358,747
ManTech International Corporation, Class A	1,184		113,451
			816,703
Real Estate Investment Trusts (REITs) - 5.46%
Acadia Realty Trust	38,975		667,642
Agree Realty Corporation	4,255		338,655
American Assets Trust, Inc.	1,805		54,565
American Campus Communities, Inc.	5,563		363,375
American Homes 4 Rent, Class A	7,139		270,425
Americold Realty Trust	19,817		649,007
Annaly Capital Management, Inc.	57,157		393,240
AvalonBay Communities, Inc.	1,134		242,608
Boston Properties, Inc.	9,240		842,318
Brixmor Property Group, Inc.	5,045		116,943
Cousins Properties, Inc.	6,707		206,911
CubeSmart	7,431		340,860
Douglas Emmett, Inc.	9,156		216,448
Duke Realty Corporation	6,333		396,192
Essential Properties Realty Trust, Inc.	31,463		758,888
Federal Realty OP LP	2,716		286,837
First Industrial Realty Trust, Inc.	4,545		236,113
Healthcare Realty Trust, Inc.	10,605		278,381
Highwoods Properties, Inc.	41,702		1,483,340
Host Hotels & Resorts, Inc.	24,243		431,768
InvenTrust Properties Corporation	7,557		216,659
Kite Realty Group Trust	6,546		130,200
LXP Industrial Trust	707		7,756
LTC Properties, Inc.	6,016		252,070
Mid-America Apartment Communities, Inc.	455		84,507
National Retail Properties, Inc.	12,229		582,223
National Storage Affiliates Trust	21,200		1,162,608
Newlake Capital Partners, Inc.	4,244		70,026
Paramount Group, Inc.	2,115		16,603
Retail Opportunity Investments Corporation	22,104		385,936
RPT Realty	14,746		160,289
Sabra Health Care REIT, Inc.	69,238		1,065,573
Simon Property Group, Inc.	443		48,128
SITE Centers Corporation	9,704		141,775
SL Green Realty Corporation	628		31,180
Spirit Realty Capital, Inc.	9,182		407,130
Sun Communities, Inc.	2,756		451,874
UDR, Inc.	7,802		377,617
Ventas, Inc.	19,881		1,069,200
VICI Properties, Inc.	4,239		144,931
Washington Real Estate Investment Trust	5,735		127,145
			15,507,946
Real Estate Management & Development - 0.02%
KE Holdings, Inc. - ADR (a)(b)	3,638		51,332

Road & Rail - 0.43%
ArcBest Corporation	168		14,885
Canadian Pacific Railway Ltd. (b)	2,446		192,916
CSX Corporation	10,039		324,561
Heartland Express, Inc.	630		10,004
Hertz Global Holdings, Inc. (a)	13,466		288,442
J.B. Hunt Transport Services, Inc.	722		132,321
Norfolk Southern Corporation	76		19,089
Saia, Inc. (a)	262		62,317
TFI International, Inc. (b)	107		10,693
Uber Technologies, Inc. (a)	550		12,897
Union Pacific Corporation	488		110,922
XPO Logistics, Inc. (a)	702		41,937
			1,220,984
Semiconductors & Semiconductor Equipment - 2.08%
Advanced Micro Devices, Inc. (a)	6,880		649,954
Ambarella, Inc. (a)(b)	1,665		144,106
Analog Devices, Inc.	415		71,363
Applied Materials, Inc.	598		63,376
ASML Holding N.V. (b)	104		59,742
Broadcom, Inc.	229		122,625
GlobalFoundries, Inc. (a)(b)	6,863		353,307
Intel Corporation	733		26,615
Kulicke & Soffa Industries, Inc.	598		28,776
MACOM Technology Solutions Holdings, Inc. (a)	4,858		281,472
Marvell Technology, Inc.	12,905		718,550
Micron Technology, Inc.	1,814		112,214
MKS Instruments, Inc.	152		17,966
Monolithic Power Systems, Inc.	523		243,049
NeoPhotonics Corporation (a)	1,031		16,486
NVIDIA Corporation	788		143,124
NXP Semiconductors N.V. (b)	1,136		208,888
ON Semiconductor Corporation (a)	2,720		181,642
QUALCOMM, Inc. (h)	11,688		1,695,461
Silicon Laboratories, Inc. (a)	1,271		187,447
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (b)	913		80,782
Texas Instruments, Inc.	634		113,416
Ultra Clean Holdings, Inc. (a)	1,486		49,930
Wolfspeed, Inc. (a)	3,970		330,701
			5,900,992
Software - 3.43%
Adobe, Inc. (a)	8		3,281
Alteryx, Inc., Class A (a)	1,110		53,757
AppLovin Corporation, Class A (a)	312		11,089
Asana, Inc., Class A (a)	503		9,718
Atlassian Corporation plc, Class A (a)(b)	176		36,840
Autodesk, Inc. (a)	326		70,520
Avalara, Inc. (a)	789		68,974
Bill.com Holdings, Inc. (a)	437		59,030
Braze, Inc., Class A (a)	2,283		99,242
Cadence Design Systems, Inc. (a)	578		107,554
Cipher Mining, Inc. (a)	71,285		122,610
Citrix Systems, Inc.	510		51,719
Crowdstrike Holdings, Inc., Class A (a)	623		114,383
CyberArk Software Ltd. (a)(b)	2,531		329,359
Datadog, Inc., Class A (a)	1,406		143,426
The Descartes Systems Group, Inc. (a)(b)	305		21,057
Domo, Inc., Class B (a)	5,376		150,582
Dynatrace, Inc. (a)	1,425		53,623
Elastic N.V. - ADR (a)(b)	378		30,198
Everbridge, Inc. (a)	1,795		45,126
Five9, Inc. (a)	454		49,087
ForgeRock, Inc., Class A (a)	5,454		110,553
Fortinet, Inc. (a)	1,005		59,948
HubSpot, Inc. (a)	350		107,800
Intuit, Inc.	846		385,920
ironSource Ltd., Class A (a)(b)	31,138		121,438
LiveRamp Holdings, Inc. (a)	10,356		275,573
Mandiant, Inc. (a)	21,130		481,341
Manhattan Associates, Inc. (a)	1,587		223,243
Microsoft Corporation	2,394		672,092
Momentive Global, Inc. (a)	7,537		65,195
NCR Corporation (a)	4,659		151,185
New Relic, Inc. (a)	1,542		93,553
Nice Ltd. - ADR (a)(b)	203		43,446
Nutanix, Inc., Class A (a)(h)	5,458		82,580
Oracle Corporation	14,540		1,131,794
Palo Alto Networks, Inc. (a)	1,700		848,470
Ping Identity Holding Corporation (a)	2,446		41,949
Qualtrics International, Inc., Class A (a)	6,469		82,480
RingCentral, Inc., Class A (a)(h)	1,372		67,900
Roper Technologies, Inc.	179		78,164
SailPoint Technologies Holdings, Inc. (a)	12,053		768,620
Salesforce.com, Inc. (a)	845		155,497
SentinelOne, Inc., Class A (a)	5,224		129,816
ServiceNow, Inc. (a)(h)	681		304,176
Smartsheet, Inc., Class A (a)	623		18,727
Splunk, Inc. (a)	631		65,567
Sumo Logic, Inc. (a)	17,201		116,451
Synopsys, Inc. (a)	312		114,660
Tenable Holdings, Inc. (a)	4,242		163,953
The Trade Desk, Inc., Class A (a)	1,330		59,850
Varonis Systems, Inc. (a)	1,812		46,079
Verint Systems, Inc. (a)	3,592		164,047
VMware, Inc., Class A	779		90,520
Workday, Inc., Class A (a)	158		24,506
Zendesk, Inc. (a)	7,095		535,105
Zoom Video Communications, Inc., Class A (a)	1,154		119,854
Zscaler, Inc. (a)	593		91,951
			9,725,178
Special Purpose Acquisition Companies - 0.01%
Aequi Acquisition Corporation, Class A (a)	1,800		17,838

Specialty Retail - 0.26%
AutoNation, Inc. (a)	571		67,800
The Home Depot, Inc.	146		43,937
Lithia Motors, Inc.	1,207		320,193
Tractor Supply Company	397		76,018
Ulta Beauty, Inc. (a)	622		241,902
			749,850
Technology Hardware, Storage & Peripherals - 0.40%
Apple, Inc.	3,204		520,682
NetApp, Inc.	598		42,655
Pure Storage, Inc., Class A (a)	15,328		434,549
Turtle Beach Corporation (a)	128		1,664
Western Digital Corporation (a)(h)	2,736		134,338
			1,133,888
Textiles, Apparel & Luxury Goods - 0.01%
Capri Holdings Ltd. (a)(b)	555		27,017

Thrifts & Mortgage Finance - 0.18%
Mr. Cooper Group, Inc. (a)	5,573		251,064
PennyMac Financial Services, Inc.	4,728		259,047
			510,111
Tobacco - 0.02%
Swedish Match AB (b)	6,341		66,381

Trading Companies & Distributors - 0.14%
Air Lease Corporation	1,456		54,032
Fastenal Company	762		39,136
Ferguson plc (b)	1,026		129,358
Fortress Transportation and Infrastructure Investors LLC	1,017		23,381
Russel Metals, Inc. (b)	335		7,199
United Rentals, Inc. (a)	160		51,627
WESCO International, Inc. (a)	847		108,281
			413,014
Wireless Communication Services - 0.00%
NII Holdings, Inc. (a)(b)(g)	6,235		2,182

Wireless Telecommunication Services - 0.27%
T-Mobile U.S., Inc. (a)(h)	5,409		773,812

Total Long Common Stocks
(Cost $99,292,839)			101,638,581

LONG EXCHANGE TRADED FUNDS - 25.36%
ARK Innovation ETF	2,472		111,561
Direxion Daily MSCI Brazil Bull 2X Shares (h)	1,438		103,406
Energy Select Sector SPDR Fund	371		29,094
Industrial Select Sector SPDR Fund	31		2,965
Invesco QQQ Trust Series 1 (h)	58,481		18,448,416
Invesco S&P 500 Equal Weight ETF	165		24,063
Invesco S&P 500 Low Volatility ETF	3,708		239,203
iShares iBoxx $ Investment Grade Corporate Bond ETF	217,300		24,904,753
iShares iBoxx High Yield Corporate Bond ETF (d)	326,800		25,552,492
iShares Expanded Tech-Software ETF (a)	199		58,767
iShares U.S. Home Construction ETF	1,221		74,579
KraneShares CSI China Internet ETF (h)	2,684		76,091
ProShares Ultra VIX Short-Term Futures ETF (a)(h)	35,600		367,392
ProShares UltraPro QQQ (h)	6,000		200,160
ProShares UltraShort 20+ Year Treasury (a)	4,813		119,122
ProShares VIX Short-Term Futures ETF (a)	10,748		156,491
SPDR S&P 500 ETF Trust	2,826		1,164,284
SPDR S&P Metals & Mining ETF	216		10,420
SPDR S&P Oil & Gas Exploration & Production ETF	467		63,988
Sprott Physical Gold Trust (a)	8,344		115,314
Utilities Select Sector SPDR Fund	1,545		114,253
Vanguard Growth ETF	185		46,613
Total Long Exchange Traded Funds			71,983,427
(Cost $77,842,299)

PURCHASED OPTIONS - 0.05%	Contracts (c)	Notional Amount	Value
Purchased Call Options (a) - 0.04%
AVANTOR, Inc.
Expiration: August 2022, Exercise Price: $32.50	8	$23,216	$100
Beyond Meat, Inc. (h)
Expiration: August 2022, Exercise Price: $40.00	44	140,756	4,598
CVS Health Corporation
Expiration: August 2022, Exercise Price: $100.00	10	95,680	1,060
DaVita, Inc.
Expiration: August 2022, Exercise Price: $87.50	8	67,328	1,620
Kohl's Corporation
Expiration: August 2022, Exercise Price: $40.00	19	55,366	209
KraneShares CSI China Internet ETF (h)
Expiration: August 2022, Exercise Price: $33.42	39	110,565	565
Las Vegas Sands Corporation (h)
Expiration: December 2022, Exercise Price: $38.00	9	33,921	4,005
Li-Cycle Holdings Corporation (b)
Expiration: January 2023, Exercise Price: $10.00	9	6,471	495
Melco Resorts & Entertainment Ltd. (b)(h)
Expiration: January 2023, Exercise Price: $8.00	31	15,965	1,317
Nutanix, Inc. (h)
Expiration: January 2023, Exercise Price: $15.00	15	22,695	3,975
Petroleo Brasileiro SA (b)
Expiration: January 2023, Exercise Price: $18.00	48	68,544	888
Pioneer Natural Resources Company (h)
Expiration: August 2022, Exercise Price: $220.00	15	355,425	30,300
Playtika Holding Corporation
Expiration: August 2022, Exercise Price: $15.00	30	36,810	750
QUALCOMM, Inc. (h)
Expiration: September 2022, Exercise Price: $135.00	11	159,566	15,180
RingCentral, Inc., Class A (h)
Expiration: September 2022, Exercise Price: $60.00	5	24,745	1,125
Take-Two Interactive Software, Inc. (h)
Expiration: September 2022, Exercise Price: $140.00	8	106,184	3,880
Tenaris S.A. (h)
Expiration: August 2022, Exercise Price: $25.00	30	84,180	10,350
Expiration: August 2022, Exercise Price: $27.50	76	213,256	12,160
T-Mobile US, Inc. (h)
Expiration: November 2022, Exercise Price: $140.00	1	14,306	1,133
Vimeo, Inc. (h)
Expiration: October 2022, Exercise Price: $10.00	48	26,688	480
Walgreens Boots Alliance, Inc.
Expiration: August 2022, Exercise Price: $40.00	30	118,860	2,070
Western Digital Corporation (h)
Expiration: August 2022, Exercise Price: $49.00	18	88,380	4,491
			100,751
Purchased Put Options (b) - 0.01%
COTY, Inc.
Expiration: August 2022, Exercise Price: $7.00	157	114,924	3,140
iShares Russell 2000 ETF
Expiration: August 2022, Exercise Price: $180.00	16	299,600	688
iShares Russell 2000 ETF
Expiration: August 2022, Exercise Price: $183.00	38	711,550	9,614
Seagen, Inc.
Expiration: August 2022, Exercise Price: $150.00	6	107,988	735
SPDR S&P 500 ETF Trust
Expiration: August 2022, Exercise Price: $390.00	18	741,582	3,051
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: August 2022, Exercise Price: $120.00	61	835,822	6,009
Tenet Healthcare Corporation
Expiration: August 2022, Exercise Price: $50.00	6	39,672	330
VanEck Semiconductor ETF
Expiration: August 2022, Exercise Price: $217.50	102	2,419,032	18,105
			41,672
Total Purchased Options
(Cost $186,141)			142,423

LONG WARRANTS - 0.01%
Special Purpose Acquisition Companies - 0.00%	Shares		Value
Aequi Acquisition Corporation, Class A (a)
Exercise Price: $11.50, 11/30/2027	600		$84
Insurance - 0.01%
International General Insurance Holdings Ltd. (b)
Exercise Price: $11.50, 3/17/2025	29,450		12,706
Health Care Technology - 0.00%
Multiplan Corporation
Exercise Price: $11.50, 2/13/2025	515		541
Sema4 Holdings Corporation (a)
Exercise Price: $11.50, 7/22/2026	25,818		7,741
Health Care Technology - 0.00%
Zealand Pharma A/S (a)(b)(g)
Exercise Price: $12.00, 11/14/2023	1,688		-
Total Long Warrants
(Cost $120,013)			21,072
	Principal Amount
LONG ESCROW NOTES - 0.01%
Altaba, Inc. (a)(g)	$5,796		21,271
Total Long Escrow Notes
(Cost $19,909)			21,271
	Shares
CONTINGENT VALUE RIGHT - 0.00%
Kinross Gold Corporation (a)(b)(g)	835		–
Total Contingent Value Right
(Cost $-)			–

	Shares		Value
LONG SHORT-TERM INVESTMENTS - 36.32%
Fidelity Investments Money Market Government Portfolio, Class I, 1.41% (e)	103,099,732		$103,099,732
Total Long Short-Term Investments
(Cost $103,099,732)			103,099,732
Total Long Investments - 97.56%
(Cost $280,560,933) - 97.56%			276,906,506

SECURITIES SOLD SHORT (f) - (36.55)%
SHORT COMMON STOCKS - (22.86)%
Aerospace & Defense - (0.07)%
AeroVironment, Inc.	(331)		(28,678)
Spirit AeroSystems Holdings, Inc., Class A	(4,880)		(160,162)
			(188,840)
Air Freight & Logistics - (0.27)%
Atlas Air Worldwide Holdings, Inc.	(1,739)		(131,660)
C.H. Robinson Worldwide, Inc.	(518)		(57,343)
DSV A/S (b)	(62)		(10,447)
Expeditors International of Washington, Inc.	(1,128)		(119,850)
FedEx Corporation	(982)		(228,894)
Hub Group, Inc., Class A	(305)		(23,302)
United Parcel Service, Inc., Class B	(947)		(184,561)
			(756,057)
Airlines - (0.14)%
American Airlines Group, Inc.	(12,093)		(165,795)
JetBlue Airways Corporation	(10,914)		(91,896)
Spirit Airlines, Inc.	(5,585)		(138,340)
			(396,031)
Auto Components - (0.04)%
Lear Corporation	(275)		(41,563)
QuantumScape Corporation	(5,493)		(59,434)
			(100,997)
Automobiles - (0.24)%
Ferrari N.V. (b)	(303)		(64,003)
Fisker, Inc.	(2,420)		(23,184)
Lucid Group, Inc.	(4,120)		(75,190)
Rivian Automotive, Inc., Class A	(927)		(31,796)
Stellantis N.V. (b)	(5,490)		(78,946)
Tesla Motors, Inc.	(454)		(404,718)
			(677,837)
Banks - (1.72)%
Bank OZK	(6,539)		(262,214)
BankUnited, Inc.	(5,448)		(211,655)
Citigroup, Inc.	(11,793)		(612,057)
Columbia Banking System, Inc.	(1,285)		(38,768)
East West Bancorp, Inc.	(4,623)		(331,839)
Fifth Third Bancorp	(13,725)		(468,297)
First Hawaiian, Inc.	(5,887)		(150,060)
Hilltop Holdings, Inc.	(2,991)		(86,290)
JPMorgan Chase & Company	(3,355)		(387,033)
KeyCorp	(10,625)		(194,437)
The PNC Financial Services Group, Inc.	(2,378)		(394,605)
Regions Financial Corporation	(18,361)		(388,886)
Simmons First National Corporation, Class A	(2,641)		(62,724)
SVB Financial Group	(454)		(183,212)
Synovus Financial Corporation	(6,100)		(246,318)
Truist Financial Corporation	(7,779)		(392,606)
U.S. Bancorp	(2,898)		(136,786)
United Community Banks, Inc.	(3,977)		(135,337)
Zions Bancorp N.A.	(3,660)		(199,653)
			(4,882,777)
Beverages - (0.56)%
Anheuser-Busch InBev S.A. - ADR (b)	(1,990)		(106,545)
The Boston Beer Company, Inc., Class A	(145)		(55,162)
Brown-Forman Corporation, Class B	(3,965)		(294,282)
The Coca-Cola Company	(11,935)		(765,869)
National Beverage Corporation	(7,005)		(379,531)
			(1,601,389)
Biotechnology - (0.36)%
ADC Therapeutics S.A. (b)	(729)		(5,402)
Akero Therapeutics, Inc.	(1,212)		(12,411)
Amgen, Inc.	(521)		(128,932)
Arcturus Therapeutics Holdings, Inc.	(788)		(13,829)
Arcus Biosciences, Inc.	(316)		(8,402)
Avidity Biosciences, Inc.	(315)		(5,131)
Biohaven Pharmaceutical Holding Company Ltd. (b)	(211)		(30,810)
Caribou Biosciences, Inc.	(634)		(5,148)
Cerevel Therapeutics Holdings, Inc.	(484)		(12,724)
Compass Pathways plc - ADR (b)	(944)		(14,717)
Design Therapeutics, Inc.	(151)		(2,963)
Editas Medicine, Inc.	(789)		(12,553)
EQRx, Inc.	(1,347)		(7,341)
Erasca, Inc.	(1,861)		(14,032)
Foghorn Therapeutics, Inc.	(386)		(5,647)
Generation Bio Company	(939)		(5,991)
Gilead Sciences, Inc.	(1,791)		(107,012)
Graphite Bio, Inc.	(633)		(1,994)
IGM Biosciences, Inc.	(790)		(12,727)
Immunocore Holdings plc - ADR (b)	(152)		(7,013)
Ionis Pharmaceuticals, Inc.	(473)		(17,766)
iTeos Therapeutics, Inc.	(474)		(11,594)
Krystal Biotech, Inc.	(182)		(13,210)
Kymera Therapeutics, Inc.	(475)		(10,464)
Ligand Pharmaceuticals, Inc.	(189)		(17,394)
Moderna, Inc.	(2,467)		(404,810)
Nkarta, Inc.	(610)		(8,241)
Novavax, Inc.	(30)		(1,635)
Praxis Precision Medicines, Inc.	(316)		(1,115)
Protagonist Therapeutics, Inc.	(470)		(4,676)
Recursion Pharmaceuticals, Inc., Class A	(2,034)		(17,208)
Relay Therapeutics, Inc.	(629)		(11,964)
Rocket Pharmaceuticals, Inc.	(1,181)		(17,124)
Scholar Rock Holding Corporation	(160)		(1,098)
Seres Therapeutics, Inc.	(1,106)		(4,546)
SQZ Biotechnologies Company	(3,096)		(8,638)
Stoke Therapeutics, Inc.	(474)		(7,010)
Taysha Gene Therapies, Inc.	(475)		(1,933)
uniQure N.V. (b)	(471)		(11,940)
Vaxcyte, Inc.	(454)		(10,478)
Verve Therapeutics, Inc.	(305)		(7,509)
Zentalis Pharmaceuticals, Inc.	(474)		(13,841)
			(1,018,973)
Building Products - (0.14)%
Allegion plc (b)	(833)		(88,048)
Builders FirstSource, Inc.	(112)		(7,616)
Carlisle Companies, Inc.	(337)		(99,786)
Masco Corporation	(793)		(43,916)
Masonite International Corporation (b)	(610)		(55,528)
Owens Corning	(939)		(87,083)
			(381,977)
Capital Markets - (0.88)%
Ameriprise Financial, Inc.	(1,280)		(345,498)
The Bank New York Mellon Corporation	(7,648)		(332,382)
BlackRock, Inc.	(397)		(265,664)
Coinbase Global, Inc., Class A	(2,036)		(128,187)
EQT AB (b)	(1,516)		(41,149)
Federated Hermes, Inc.	(5,490)		(187,264)
Moelis & Company, Class A	(5,795)		(269,931)
Morgan Stanley	(3,985)		(335,935)
SEI Investments Company	(3,660)		(202,618)
T. Rowe Price Group, Inc.	(3,198)		(394,857)
			(2,503,485)
Chemicals - (0.32)%
Albemarle Corporation	(302)		(73,782)
BASF S.E. (b)	(2,786)		(124,158)
CF Industries Holdings, Inc.	(519)		(49,559)
Chr Hansen Holding A/S (b)	(1,881)		(123,117)
Corteva, Inc.	(1,300)		(74,815)
Covestro AG (b)	(937)		(31,601)
Dow, Inc.	(833)		(44,324)
Evonik Industries AG (b)	(1,498)		(31,952)
Kronos Worldwide, Inc.	(2,009)		(35,298)
LyondellBasell Industries N.V., Class A (b)	(982)		(87,516)
The Scotts Miracle-Gro Company	(250)		(22,237)
The Sherwin-Williams Company	(137)		(33,146)
Westlake Corporation	(1,876)		(182,610)
			(914,115)
Commercial Services & Supplies - (0.23)%
Aker Carbon Capture ASA (b)	(29,178)		(65,766)
Clean Harbors, Inc.	(1,008)		(98,371)
Ritchie Brothers Auctioneers, Inc. (b)	(2,142)		(154,374)
Rollins, Inc.	(2,805)		(108,189)
Tetra Tech, Inc.	(1,523)		(233,430)
			(660,130)
Communications Equipment - (0.18)%
Cisco Systems, Inc.	(991)		(44,962)
F5, Inc.	(334)		(55,898)
Lumentum Holdings, Inc.	(2,829)		(255,911)
Motorola Solutions, Inc.	(610)		(145,540)
ViaSat, Inc.	(402)		(13,238)
			(515,549)
Construction & Engineering - (0.19)%
AECOM	(2,877)		(207,144)
MasTec, Inc.	(198)		(15,628)
Quanta Services, Inc.	(2,206)		(306,038)
			(528,810)
Construction Materials - (0.01)%
Vulcan Materials Company	(128)		(21,162)

Consumer Finance - (0.49)%
Capital One Financial Corporation	(4,194)		(460,627)
Credit Acceptance Corporation	(75)		(43,193)
Navient Corporation	(11,460)		(188,746)
OneMain Holdings, Inc.	(3,050)		(113,460)
SoFi Technologies, Inc.	(13,029)		(82,213)
Synchrony Financial	(13,999)		(468,687)
Upstart Holdings, Inc.	(1,232)		(29,975)
			(1,386,901)
Containers & Packaging - (0.14)%
Amcor plc (b)	(3,030)		(39,239)
Ball Corporation	(3,755)		(275,692)
Crown Holdings, Inc.	(669)		(68,024)
			(382,955)
Distributors - (0.13)%
Genuine Parts Company	(1,704)		(260,490)
Pool Corporation	(293)		(104,806)
			(365,296)
Diversified Telecommunication Services - (0.16)%
Lumen Technologies, Inc.	(915)		(9,964)
Verizon Communications, Inc.	(9,770)		(451,276)
			(461,240)
Electrical Equipment - (0.07)%
Acuity Brands, Inc.	(519)		(94,666)
Bloom Energy Corporation, Class A	(1,679)		(33,966)
Rockwell Automation, Inc.	(192)		(49,014)
Vertiv Holdings Company	(1,371)		(15,657)
			(193,303)
Electronic Equipment, Instruments & Components - (0.02)%
Cognex Corporation	(757)		(38,592)
Corning, Inc.	(377)		(13,859)
			(52,451)
Energy Equipment & Services - (0.31)%
Baker Hughes Company	(22,868)		(587,479)
NOV, Inc.	(16,161)		(300,756)
ProPetro Holding Corporation	(157)		(1,652)
			(889,887)
Entertainment - (0.37)%
AMC Entertainment Holdings, Inc., Class A	(2,135)		(31,086)
Liberty Media Corp-Liberty Formula One, Class C	(2,023)		(137,099)
Live Nation Entertainment, Inc.	(829)		(77,918)
Netflix, Inc.	(3,288)		(739,471)
Roblox Corporation, Class A	(443)		(19,018)
Spotify Technology S.A. (b)	(214)		(24,186)
The Walt Disney Company	(150)		(15,915)
			(1,044,693)
Food & Staples Retailing - (0.17)%
Casey's General Stores, Inc.	(257)		(52,081)
The Kroger Company	(4,214)		(195,698)
Performance Food Group Company	(2,989)		(148,583)
Walgreens Boots Alliance, Inc.	(2,435)		(96,475)
			(492,837)
Food Products - (0.88)%
Archer-Daniels-Midland Company	(5,405)		(447,372)
B&G Foods, Inc.	(3,382)		(83,569)
Beyond Meat, Inc.	(2,146)		(68,651)
Cal-Maine Foods, Inc.	(1,684)		(86,069)
Campbell Soup Company	(1,769)		(87,300)
Flowers Foods, Inc.	(2,184)		(62,047)
General Mills, Inc.	(7,666)		(573,340)
The Hain Celestial Group, Inc.	(11,332)		(257,803)
Kellogg Company	(2,860)		(211,411)
Mondelez International, Inc., Class A	(4,432)		(283,825)
Nestle S.A. (b)	(1,512)		(185,261)
Nomad Foods Ltd. (b)	(3,283)		(60,539)
Pilgrim's Pride Corporation	(2,931)		(91,945)
			(2,499,132)
Health Care Equipment & Supplies - (0.19)%
Abbott Laboratories	(560)		(60,950)
Baxter International, Inc.	(156)		(9,151)
Becton, Dickinson and Company	(269)		(65,719)
Edwards Lifesciences Corporation	(400)		(40,216)
IDEXX Laboratories, Inc.	(152)		(60,675)
Medtronic plc (b)	(1,450)		(134,154)
Novocure Ltd.(b)	(396)		(26,924)
STERIS plc (b)	(316)		(71,305)
Stryker Corporation	(363)		(77,954)
			(547,048)
Health Care Providers & Services - (0.51)%
AmerisourceBergen Corporation	(1,102)		(160,815)
Anthem, Inc.	(280)		(133,588)
Cardinal Health, Inc.	(1,293)		(77,011)
DaVita, Inc.	(1,130)		(95,101)
Fresenius Medical Care - ADR (b)	(511)		(9,464)
Fresenius Medical Care (b)	(1,065)		(39,483)
HCA Healthcare, Inc.	(430)		(91,341)
HealthEquity, Inc.	(2,229)		(129,661)
Humana, Inc.	(100)		(48,200)
Laboratory Corporation of America Holdings	(580)		(152,070)
LHC Group, Inc.	(650)		(105,989)
Molina Healthcare, Inc.	(50)		(16,386)
Quest Diagnostics, Inc.	(581)		(79,347)
UnitedHealth Group, Inc.	(453)		(245,680)
Universal Health Services, Inc., Class B	(610)		(68,607)
			(1,452,743)
Health Care Technology - (0.03)%
Certara, Inc.	(633)		(14,553)
Schrodinger, Inc.	(304)		(9,515)
Teladoc Health, Inc.	(630)		(23,215)
Veeva Systems, Inc., Class A	(132)		(29,513)
			(76,796)
Hotels, Restaurants & Leisure - (0.86)%
Airbnb, Inc., Class A	(460)		(51,051)
Booking Holdings, Inc.	(11)		(21,293)
Carnival Corporation (b)	(18,106)		(164,040)
The Cheesecake Factory, Inc.	(8,184)		(239,218)
Choice Hotels International, Inc.	(317)		(38,316)
Cracker Barrel Old Country Store, Inc.	(3,138)		(298,330)
Hilton Grand Vacations, Inc.	(1,666)		(67,923)
Life Time Group Holdings, Inc.	(9,679)		(140,345)
Marriott International, Inc., Class A	(1,641)		(260,624)
MGM Resorts International	(2,834)		(92,757)
Papa John's International, Inc.	(2,424)		(232,437)
Penn National Gaming, Inc.	(8,419)		(290,876)
Rush Street Interactive, Inc.	(596)		(3,302)
Light & Wonder, Inc.	(3,954)		(201,417)
Starbucks Corporation	(3,111)		(263,751)
Texas Roadhouse, Inc.	(580)		(50,588)
Wyndham Hotels & Resorts, Inc.	(549)		(38,106)
			(2,454,374)
Household Durables - (0.12)%
Helen of Troy Ltd. (b)	(244)		(32,645)
Leggett & Platt, Inc.	(1,372)		(54,386)
Mohawk Industries, Inc.	(244)		(31,349)
PulteGroup, Inc.	(527)		(22,988)
Roku, Inc.	(653)		(42,785)
Whirlpool Corporation	(883)		(152,644)
			(336,797)
Household Products - (0.19)%
The Clorox Company	(2,659)		(377,153)
The Procter & Gamble Company	(1,291)		(179,333)
			(556,486)
Industrial Conglomerates - (0.29)%
3M Company	(4,948)		(708,752)
General Electric Company	(830)		(61,345)
Honeywell International, Inc.	(303)		(58,315)
			(828,412)
Insurance - (0.07)%
First American Financial Corporation	(3,279)		(190,182)

Interactive Media & Services - (0.25)%
Bumble, Inc., Class A	(35)		(1,327)
Match Group, Inc.	(1,009)		(73,970)
Snap, Inc., Class A	(855)		(8,447)
Twitter, Inc.	(14,639)		(609,129)
ZoomInfo Technologies, Inc.	(698)		(26,447)
			(719,320)
Internet & Direct Marketing Retail - (0.16)%
Amazon.com, Inc.	(425)		(57,354)
DoorDash, Inc., Class A	(483)		(33,689)
eBay, Inc.	(2,163)		(105,187)
Etsy, Inc.	(1,906)		(197,690)
Fiverr International Ltd. (b)	(410)		(13,153)
Revolve Group, Inc.	(1,220)		(34,550)
Stitch Fix, Inc., Class A	(2,816)		(16,812)
Wayfair, Inc., Class A	(29)		(1,563)
			(459,998)
Internet Software & Services - 0.00%
Coupa Software, Inc.	(152)		(9,944)

IT Services - (0.15)%
Affirm Holdings, Inc.	(2,480)		(66,563)
Block, Inc.	(631)		(47,994)
Cloudflare, Inc., Class A	(1,062)		(53,440)
International Business Machines Corporation	(1,220)		(159,564)
Mastercard, Inc., Class A	(119)		(42,101)
Shift4 Payments, Inc., Class A	(697)		(25,392)
Shopify, Inc., Class A (b)	(1,223)		(42,597)
Snowflake, Inc., Class A	(7)		(1,049)
Wix.com Ltd. (b)	(17)		(1,009)
			(439,709)
Life Sciences Tools & Services - (0.19)%
Adaptive Biotechnologies Corporation	(951)		(8,711)
Agilent Technologies, Inc.	(1,022)		(137,050)
Charles River Laboratories International, Inc.	(270)		(67,646)
ICON plc (b)	(349)		(84,196)
Illumina, Inc.	(221)		(47,886)
Olink Holding AB - ADR (b)	(2,861)		(38,480)
PerkinElmer, Inc.	(747)		(114,418)
Quanterix Corporation	(1,522)		(24,337)
Seer, Inc.	(626)		(5,634)
			(528,358)
Machinery - (0.48)%
Allison Transmission Holdings, Inc.	(570)		(23,866)
Caterpillar, Inc.	(2,052)		(406,809)
Dover Corporation	(199)		(26,602)
Gates Industrial Corporation plc (b)	(5,643)		(69,409)
IDEX Corporation	(305)		(63,669)
Illinois Tool Works, Inc.	(383)		(79,572)
Kennametal, Inc.	(1,341)		(36,006)
Lincoln Electric Holdings, Inc.	(713)		(100,847)
The Manitowoc Company, Inc.	(586)		(6,698)
Nikola Corporation	(5,100)		(31,722)
Otis Worldwide Corporation	(155)		(12,116)
Parker-Hannifin Corporation	(227)		(65,623)
Pentair plc (b)	(1,407)		(68,788)
Snap-on, Inc.	(366)		(82,002)
Stanley Black & Decker, Inc.	(152)		(14,794)
Terex Corporation	(297)		(9,952)
Westinghouse Air Brake Technologies Corporation	(1,986)		(185,631)
Xylem, Inc.	(791)		(72,796)
			(1,356,902)
Marine - (0.24)%
AP Moller - Maersk A/S, Class B (b)	(136)		(371,326)
Kirby Corporation	(3,476)		(220,517)
Kuehne + Nagel International AG - REG (b)	(304)		(81,874)
			(673,717)
Media - (0.13)%
Charter Communications, Inc., Class A	(66)		(28,519)
Comcast Corporation, Class A	(3,139)		(117,775)
iHeartMedia, Inc., Class A	(2,247)		(16,808)
Omnicom Group, Inc.	(349)		(24,374)
Paramount Global, Class B	(7,169)		(169,547)
			(357,023)
Metals & Mining - (0.90)%
Alcoa Corporation	(1,782)		(90,686)
Alumina Ltd. (b)	(18,300)		(19,878)
ArcelorMittal S.A. (b)	(478)		(11,794)
BHP Group Ltd. (b)	(4,864)		(133,105)
BHP Group Ltd. - ADR (b)	(3,504)		(192,860)
First Quantum Minerals Ltd. (b)	(3,482)		(63,628)
Fortescue Metals Group Ltd. (b)	(14,335)		(184,471)
Freeport-McMoRan, Inc.	(16,891)		(532,911)
Hudbay Minerals, Inc. - U.S. Stock Exchange (b)	(7,909)		(30,450)
Hudbay Minerals, Inc. - Canadian Stock Exchange (b)	(8,189)		(31,527)
IGO Ltd. (b)	(10,744)		(84,188)
Nucor Corporation	(1,814)		(246,341)
Rio Tinto plc - ADR (b)	(5,117)		(312,291)
Southern Copper Corporation	(2,863)		(142,577)
Standard Lithium Ltd. (b)	(4,545)		(25,725)
Steel Dynamics, Inc.	(4,477)		(348,669)
United States Steel Corporation	(1,525)		(36,066)
Vale S.A. - ADR (b)	(5,634)		(75,834)
			(2,563,001)
Multiline Retail - (0.09)%
Dollar General Corporation	(636)		(158,001)
Dollar Tree, Inc.	(607)		(100,374)
			(258,375)
Oil, Gas & Consumable Fuels - (1.75)%
APA Corporation	(10,483)		(389,653)
BP plc - ADR (b)	(10,452)		(307,080)
Canadian Natural Resources Ltd. (b)	(4,527)		(249,890)
Cenovus Energy, Inc. (b)	(18,506)		(353,094)
Chevron Corporation	(1,311)		(214,716)
CNX Resources Corporation	(18,571)		(320,721)
Comstock Resources, Inc.	(14,428)		(229,838)
Coterra Energy, Inc.	(11,660)		(356,679)
Delek U.S. Holdings, Inc.	(205)		(5,465)
EQT Corporation	(6,067)		(267,130)
Equinor ASA (b)	(883)		(33,999)
Equinor ASA - ADR (b)	(6,029)		(231,574)
Hess Corporation	(3,499)		(393,533)
HF Sinclair Corporation	(1,528)		(73,069)
Laredo Petroleum, Inc.	(2,865)		(254,040)
Ovintiv, Inc.	(6,265)		(320,079)
PBF Energy, Inc., Class A	(1,474)		(49,158)
Shell plc - ADR (b)	(4,110)		(219,392)
Suncor Energy, Inc. (b)	(10,217)		(346,765)
TotalEnergies S.E. - ADR (b)	(6,289)		(321,116)
Woodside Energy Group Ltd. - ADR (b)	(1,137)		(25,821)
			(4,962,812)
Personal Products - (0.07)%
Beiersdorf AG (b)	(305)		(31,453)
The Estee Lauder Companies, Inc., Class A	(141)		(38,507)
Olaplex Holdings, Inc.	(7,291)		(125,405)
			(195,365)
Pharmaceuticals - (0.46)%
Athira Pharma, Inc.	(157)		(546)
Bristol Myers-Squibb Company	(1,762)		(130,000)
Elanco Animal Health, Inc.	(3,315)		(67,162)
Esperion Therapeutics, Inc.	(2,202)		(12,706)
GSK plc - ADR (b)	(2,622)		(110,570)
H Lundbeck A/S (b)	(11,660)		(57,631)
H Lundbeck A/S, Class A (b)	(2,915)		(13,897)
Johnson & Johnson	(891)		(155,497)
Nektar Therapeutics	(933)		(3,695)
Novartis AG - ADR (b)	(841)		(72,183)
Novartis AG - REG (b)	(1,791)		(153,900)
Organon & Company	(2,273)		(72,100)
Pfizer, Inc.	(2,737)		(138,246)
Reata Pharmaceuticals, Inc., Class A	(103)		(3,160)
Roche Holding AG (b)	(438)		(145,418)
Royalty Pharma plc, Class A (b)	(1,572)		(68,366)
Sanofi - ADR (b)	(1,970)		(97,909)
Ventyx Biosciences, Inc.	(517)		(7,812)
			(1,310,798)
Professional Services - (0.01)%
Booz Allen Hamilton Holding Corporation	(366)		(35,129)

Real Estate Investment Trusts (REITs) - (4.72)%
Apartment Income REIT Corporation	(4,911)		(222,665)
Camden Property Trust	(3,541)		(499,635)
CareTrust REIT, Inc.	(19,678)		(406,351)
Corporate Office Properties Trust	(52,575)		(1,479,986)
EastGroup Properties, Inc.	(1,567)		(267,236)
Equity LifeStyle Properties, Inc.	(2,307)		(169,611)
Equity Residential	(1,525)		(119,545)
Essex Property Trust, Inc.	(1,177)		(337,246)
Extra Space Storage, Inc.	(5,117)		(969,774)
Four Corners Property Trust, Inc.	(20,249)		(591,878)
Healthpeak Properties, Inc.	(6,640)		(183,463)
Invitation Homes, Inc.	(7,625)		(297,604)
JBG SMITH Properties	(14,326)		(364,453)
Kilroy Realty Corporation	(5,043)		(273,230)
Kimco Realty Corporation	(28,181)		(623,082)
Life Storage, Inc.	(3,553)		(447,287)
National Health Investors, Inc.	(1,674)		(108,542)
Omega Healthcare Investors, Inc.	(15,779)		(489,149)
Park Hotels & Resorts, Inc.	(2,410)		(37,572)
Phillips Edison & Company, Inc.	(11,842)		(403,102)
Physicians Realty Trust	(49,299)		(876,043)
Piedmont Office Realty Trust, Inc., Class A	(20,448)		(281,364)
Prologis, Inc.	(3,008)		(398,740)
Realty Income Corporation	(10,120)		(748,779)
Regency Centers Corporation	(5,540)		(356,942)
Simon Property Group, Inc.	(714)		(77,569)
SL Green Realty Corporation	(433)		(21,498)
Sunstone Hotel Investors, Inc.	(27,198)		(308,153)
Urban Edge Properties	(9,982)		(164,004)
Vornado Realty Trust	(20,546)		(624,393)
Welltower, Inc.	(2,331)		(201,259)
WP Carey, Inc.	(11,564)		(1,032,665)
			(13,382,820)
Real Estate Management & Development - (0.01)%
Zillow Group, Inc., Class C	(470)		(16,394)

Road & Rail - (0.47)%
Canadian National Railway Company (b)	(488)		(61,820)
Covenant Logistics Group, Inc.	(1,006)		(33,671)
Knight-Swift Transportation Holdings, Inc.	(7,157)		(393,277)
Landstar System, Inc.	(1,528)		(239,254)
Marten Transport Ltd.	(1,678)		(36,178)
Norfolk Southern Corporation	(381)		(95,696)
Old Dominion Freight Line, Inc.	(829)		(251,610)
Saia, Inc.	(403)		(95,854)
Schneider National, Inc., Class B	(1,220)		(30,903)
Uber Technologies, Inc.	(89)		(2,087)
Union Pacific Corporation	(463)		(105,240)
			(1,345,590)
Semiconductors & Semiconductor Equipment - (0.71)%
Applied Materials, Inc.	(915)		(96,972)
Intel Corporation	(2,024)		(73,491)
Lam Research Corporation	(762)		(381,389)
Microchip Technology, Inc.	(3,182)		(219,113)
MKS Instruments, Inc.	(55)		(6,501)
NVIDIA Corporation	(309)		(56,124)
ON Semiconductor Corporation	(1,525)		(101,839)
Skyworks Solutions, Inc.	(3,322)		(361,699)
Texas Instruments, Inc.	(1,984)		(354,918)
Tower Semiconductor Ltd. (b)	(7,637)		(365,507)
			(2,017,553)
Software - (0.50)%
Adobe, Inc.	(1,259)		(516,341)
AppLovin Corporation, Class A	(154)		(5,473)
Ceridian HCM Holding, Inc.	(398)		(21,798)
Dassault Systemes S.E. (b)	(4,788)		(205,365)
DocuSign, Inc.	(282)		(18,042)
DoubleVerify Holdings, Inc.	(283)		(6,489)
HashiCorp, Inc., Class A	(785)		(28,448)
JFrog Ltd. (b)	(480)		(10,656)
KnowBe4, Inc., Class A	(3,754)		(53,645)
Monday.com Ltd. (b)	(292)		(29,997)
Palantir Technologies, Inc., Class A	(2,831)		(29,301)
Pegasystems, Inc.	(2,206)		(88,571)
Qualys, Inc.	(2,138)		(261,520)
UiPath, Inc., Class A	(531)		(9,733)
Unity Software, Inc.	(3,316)		(123,985)
			(1,409,364)
Specialty Retail - (0.48)%
Advance Auto Parts, Inc.	(776)		(150,249)
AutoNation, Inc.	(2,273)		(269,896)
AutoZone, Inc.	(16)		(34,198)
Bath & Body Works, Inc.	(1,525)		(54,198)
Best Buy Company, Inc.	(446)		(34,338)
CarMax, Inc.	(2,589)		(257,709)
Carvana Company	(604)		(17,607)
Five Below, Inc.	(357)		(45,364)
The Home Depot, Inc.	(58)		(17,455)
Lowe's Companies, Inc.	(724)		(138,668)
Murphy USA, Inc.	(187)		(53,175)
O'Reilly Automotive, Inc.	(46)		(32,365)
Penske Automotive Group, Inc.	(2,014)		(230,583)
The TJX Companies, Inc.	(286)		(17,492)
			(1,353,297)
Technology Hardware, Storage & Peripherals - (0.40)%
HP, Inc.	(33,930)		(1,132,923)

Textiles, Apparel & Luxury Goods - (0.05)%
Adidas AG (b)	(718)		(124,207)
Hanesbrands, Inc.	(2,838)		(31,729)
			(155,936)
Trading Companies & Distributors - (0.27)%
Fastenal Company	(2,830)		(145,349)
GATX Corporation	(616)		(61,754)
MRC Global, Inc.	(14,461)		(168,037)
MSC Industrial Direct Company, Inc.	(366)		(30,254)
Triton International Ltd. - ADR	(5,490)		(351,799)
Watsco, Inc.	(79)		(21,642)
			(778,835)
Wireless Telecommunication Services - (0.02)%
T-Mobile U.S., Inc.	(450)		(64,377)

Total Short Common Stocks
(Proceeds $(62,609,413))			(64,887,202)

EXCHANGE TRADED FUNDS - (13.53)%
ARK Genomic Revolution ETF	(2,929)		(107,231)
Communication Services Select Sector SPDR Fund	(6,225)		(350,903)
Consumer Discretionary Select Sector SPDR Fund	(1,609)		(261,993)
Consumer Staples Select Sector SPDR Fund	(11,076)		(825,051)
Energy Select Sector SPDR Fund	(1,228)		(96,300)
First Trust NASDAQ Cybersecurity ETF	(11,332)		(477,757)
Health Care Select Sector SPDR Fund	(6,391)		(846,168)
Industrial Select Sector SPDR Fund	(3,691)		(353,007)
Invesco QQQ Trust Series 1	(62,332)		(19,663,253)
Invesco Solar ETF	(4,635)		(396,617)
iShares Cohen & Steers REIT ETF	(1,280)		(84,160)
iShares Core DAX UCITS ETF	(2,066)		(241,291)
iShares MSCI Eurozone ETF	(9,759)		(372,403)
iShares MSCI Germany Index Fund ETF	(3,085)		(72,744)
iShares MSCI Mexico ETF	(1,532)		(71,698)
iShares Biotechnology ETF	(1,373)		(170,362)
iShares Expanded Tech-Software Sector ETF	(7,068)		(2,087,251)
iShares Russell 1000 Growth ETF	(823)		(201,775)
iShares Russell 2000 ETF	(14,154)		(2,650,337)
iShares Russell 2000 Growth ETF	(890)		(204,353)
iShares U.S. Transportation ETF	(594)		(138,346)
iShares U.S. Home Construction ETF	(1,002)		(61,202)
iShares U.S. Real Estate ETF	(1,997)		(199,960)
iShares U.S. Technology ETF	(9,841)		(877,227)
Material Select Sector SPDR Fund	(2,774)		(216,733)
ProShares Ultra VIX Short-Term Futures ETF	(4,500)		(46,440)
ProShares UltraPro QQQ	(2,800)		(93,408)
SPDR S&P 500 ETF Trust	(7,123)		(2,934,605)
SPDR S&P Biotech ETF	(2,132)		(172,969)
SPDR S&P Homebuilders ETF	(3,282)		(210,048)
SPDR S&P Metals & Mining ETF	(2,208)		(106,514)
SPDR S&P MidCap 400 ETF Trust	(432)		(198,128)
SPDR S&P Oil & Gas Exploration & Production ETF	(9,416)		(1,290,180)
SPDR S&P Retail ETF	(768)		(48,853)
Technology Select Sector SPDR Fund	(937)		(135,134)
U.S. Global Jets ETF	(10,040)		(177,708)
Utilities Select Sector SPDR Fund	(2,742)		(202,771)
VanEck Semiconductor ETF	(4,234)		(1,004,135)
Vanguard Real Estate ETF	(7,716)		(763,575)
Total Short Exchange Traded Funds			(38,412,590)
Proceeds $(36,303,207)

SHORT PREFERRED STOCKS - (0.16)%
Henkel AG & Company KGaA	(4,375)		(279,489)
Volkswagen AG	(1,251)		(176,878)
Total Short Preferred Stocks
Proceeds $(439,633)			(456,367)

Total Securities Sold Short - (36.55)%
Proceeds $(99,352,253)			(103,756,159)
Total Investments - 61.01%
(Cost $181,208,680)			$173,150,347
Other Assets In Excess Of Liabilities - 38.99%			110,681,528
Net Assets - 100.00%			$283,831,875

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of July 31, 2022 is $25,552,492

(e)	The rate quoted is the annualized seven-day effective yield as of July 31, 2022.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	Level 3 security.
(h)	Held in connection with a written call options contract, see Schedule of Written Options for more details.

ADR	- American Depository Receipt
ETF	- Exchange Traded Fund
plc	- Public Limited Company
Reg	- Registered

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Fair Value
Long Common Stocks
Aerospace & Defense	$571,739	$-	$-	$571,739
Air Freight & Logistics	988,637	333,632	–	1,322,269
Airlines	277,889	–	–	277,889
Auto Components	329,297	–	–	329,297
Automobiles	138,296	177,747	–	316,043
Banks	5,749,269	–	–	5,749,269
Beverages	1,645,277	–	–	1,645,277
Biotechnology	2,426,101	–	–	2,426,101
Building Products	215,808	–	–	215,808
Capital Markets	1,817,151	–	–	1,817,151
Chemicals	1,241,820	–	–	1,241,820
Commercial Services & Supplies	120,865	–	–	120,865
Communications Equipment	5,301,937	–	–	5,301,937
Construction & Engineering	451,050	–	–	451,050
Construction Materials	215,023	–	–	215,023
Consumer Finance	1,308,949	–	–	1,308,949
Containers & Packaging	1,078,236	–	–	1,078,236
Diversified Consumer Services	659,226	–	–	659,226
Diversified Telecommunication Services	652,849	–	–	652,849
Electric Utilities	66,578	–	–	66,578
Electrical Equipment	646,267	–	–	646,267
Electronic Equipment, Instruments & Components	916,490	–	–	916,490
Energy Equipment & Services	2,502,702	64,731	–	2,567,433
Entertainment	1,404,784	–	–	1,404,784
Food & Staples Retailing	331,327	–	–	331,327
Food Products	2,188,174	–	–	2,188,174
Health Care Equipment & Supplies	1,521,460	–	–	1,521,460
Health Care Providers & Services	1,812,831	–	–	1,812,831
Health Care Technology	244,801	–	–	244,801
Hotels, Restaurants & Leisure	3,781,528	–	–	3,781,528
Household Durables	176,525	–	–	176,525
Household Products	942,273	–	–	942,273
Industrial Conglomerates	–	227,774	–	227,774
Insurance	213,513	–	188	213,701
Interactive Media & Services	1,514,188	9,717	–	1,523,905
Internet & Direct Marketing Retail	229,884	88,339	–	318,223
IT Services	1,703,909	–	–	1,703,909
Leisure Products	242,059	–	202	242,261
Life Sciences Tools & Services	982,204	–	–	982,204
Machinery	2,011,035	–	–	2,011,035
Marine	309,634	–	–	309,634
Media	1,112,358	–	–	1,112,358
Metals & Mining	1,041,725	511,281	–	1,553,006
Multiline Retail	248,011	–	–	248,011
Multi-Utilities	67,481	–	–	67,481
Oil, Gas & Consumable Fuels	9,303,893	–	–	9,303,893
Paper & Forest Products	193,091	–	–	193,091
Personal Products	299,251	386,844	–	686,095
Pharmaceuticals	1,683,810	39,693	–	1,723,503
Professional Services	698,935	117,768	–	816,703
Real Estate Investment Trusts (REITs)	15,507,946	–	–	15,507,946
Real Estate Management & Development	51,332	–	–	51,332
Road & Rail	1,220,984	–	–	1,220,984
Semiconductors & Semiconductor Equipment	5,900,992	–	–	5,900,992
Software	9,725,178	–	–	9,725,178
Special Purpose Acquisition Companies	17,838	–	–	17,838
Specialty Retail	749,850	–	–	749,850
Technology Hardware, Storage & Peripherals	1,133,888	–	–	1,133,888
Textiles, Apparel & Luxury Goods	27,017	–	–	27,017
Thrifts & Mortgage Finance	510,111	–	–	510,111
Tobacco	–	66,381	–	66,381
Trading Companies & Distributors	413,014	–	–	413,014
Wireless Communication Services	–	–	2,182	2,182
Wireless Telecommunication Services	773,812	–	–	773,812
Total Long Common Stocks	99,612,102	2,023,907	2,572	101,638,581
Long Exchange Traded Funds	71,983,427	–	–	71,983,427
Purchased Options	12,754	129,669	–	142,423
Long Warrants	8,366	12,706	–	21,072
Long Escrow Notes	–	–	21,271	21,271
Conversion Value Right	–	–	–	-
Long Short-Term Investments	103,099,732	–	–	103,099,732
	$274,716,381	$2,166,282	$23,843	$276,906,506
Other Insturments
Futures Contracts(1)	$-	7,627,307	$-	$7,627,307
	$-	$7,627,307	$-	$7,627,307

Liabilities
Investments at Fair Value
Short Common Stocks
Aerospace & Defense	$(188,840)	$-	$-	$(188,840)
Air Freight & Logistics	(745,610)	(10,447)	–	(756,057)
Airlines	(396,031)	–	–	(396,031)
Auto Components	(100,997)	–	–	(100,997)
Automobiles	(677,837)	–	–	(677,837)
Banks	(4,882,777)	–	–	(4,882,777)
Beverages	(1,601,389)	–	–	(1,601,389)
Biotechnology	(1,018,973)	–	–	(1,018,973)
Building Products	(381,977)	–	–	(381,977)
Capital Markets	(2,462,336)	(41,149)	–	(2,503,485)
Chemicals	(603,287)	(310,828)	–	(914,115)
Commercial Services & Supplies	(594,364)	(65,766)	–	(660,130)
Communications Equipment	(515,549)	–	–	(515,549)
Construction & Engineering	(528,810)	–	–	(528,810)
Construction Materials	(21,162)	–	–	(21,162)
Consumer Finance	(1,386,901)	–	–	(1,386,901)
Containers & Packaging	(382,955)	–	–	(382,955)
Distributors	(365,296)	–	–	(365,296)
Diversified Telecommunication Services	(461,240)	–	–	(461,240)
Electrical Equipment	(193,303)	–	–	(193,303)
Electronic Equipment, Instruments & Components	(52,451)	–	–	(52,451)
Energy Equipment & Services	(889,887)	–	–	(889,887)
Entertainment	(1,044,693)	–	–	(1,044,693)
Food & Staples Retailing	(492,837)	–	–	(492,837)
Food Products	(2,313,871)	(185,261)	–	(2,499,132)
Health Care Equipment & Supplies	(547,048)	–	–	(547,048)
Health Care Providers & Services	(1,413,260)	(39,483)	–	(1,452,743)
Health Care Technology	(76,796)	–	–	(76,796)
Hotels, Restaurants & Leisure	(2,454,374)	–	–	(2,454,374)
Household Durables	(336,797)	–	–	(336,797)
Household Products	(556,486)	–	–	(556,486)
Industrial Conglomerates	(828,412)	–	–	(828,412)
Insurance	(190,182)	–	–	(190,182)
Interactive Media & Services	(719,320)	–	–	(719,320)
Internet & Direct Marketing Retail	(459,998)	–	–	(459,998)
Internet Software & Services	(9,944)	–	–	(9,944)
IT Services	(439,709)	–	–	(439,709)
Life Sciences Tools & Services	(528,358)	–	–	(528,358)
Machinery	(1,356,902)	–	–	(1,356,902)
Marine	(220,517)	(453,200)	–	(673,717)
Media	(357,023)	–	–	(357,023)
Metals & Mining	(2,129,565)	(433,436)	–	(2,563,001)
Multiline Retail	(258,375)	–	–	(258,375)
Oil, Gas & Consumable Fuels	(4,928,813)	(33,999)	–	(4,962,812)
Personal Products	(163,912)	(31,453)	–	(195,365)
Pharmaceuticals	(1,011,480)	(299,318)	–	(1,310,798)
Professional Services	(35,129)	–	–	(35,129)
Real Estate Investment Trusts (REITs)	(13,382,820)	–	–	(13,382,820)
Real Estate Management & Development	(16,394)	–	–	(16,394)
Road & Rail	(1,345,590)	–	–	(1,345,590)
Semiconductors & Semiconductor Equipment	(2,017,553)	–	–	(2,017,553)
Software	(1,203,999)	(205,365)	–	(1,409,364)
Specialty Retail	(1,353,297)	–	–	(1,353,297)
Technology Hardware, Storage & Peripherals	(1,132,923)	–	–	(1,132,923)
Textiles, Apparel & Luxury Goods	(31,729)	(124,207)	–	(155,936)
Trading Companies & Distributors	(778,835)	–	–	(778,835)
Wireless Telecommunication Services	(64,377)	–	–	(64,377)
Total Short Common Stocks	$(62,653,290)	$(2,233,912)	$-	$(64,887,202)
Short Exchange Traded Funds	(38,171,299)	(241,291)	–	(38,412,590)
Short Preferred Stocks	–	(456,367)	–	(456,367)
	$(100,824,589)	$(2,931,570)	$-	$(103,756,159)
Other Insturments
Written Options	(3,610)	(460,141)	–	(463,751)
Swap Contracts(1)		(4,553,686)	–	(4,553,686)
	$(3,610)	$(5,013,827)	$-	$(5,017,437)

(1)
Swap contracts, future contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 securities.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF WRITTEN OPTIONS (Unaudited)
July 31, 2022

	Contracts(a)	Notional Amount	Value

CALL OPTIONS WRITTEN
1Life Healthcare, Inc.
Expiration: January 2023, Exercise Price: $17.50	(11)	$(18,634)	$440
Arista Networks, Inc.
Expiration: August 2022, Exercise Price: $115.00	(3)	(34,989)	1,815
Beyond Meat, Inc.
Expiration: August 2022, Exercise Price: $20.00	(30)	(95,970)	36,375
Expiration: August 2022, Exercise Price: $25.00	(65)	(207,935)	50,862
Expiration: September 2022, Exercise Price: $25.00	(38)	(121,562)	30,210
Direxion Daily MSCI Brazil Bull 2X Shares
Expiration: September 2022, Exercise Price: $70.00	(14)	(100,674)	11,690
Invesco QQQ Trust Series 1
Expiration: August 2022, Exercise Price: $260.00	(14)	(441,644)	78,148
KraneShares CSI China Internet ETF
Expiration: August 2022, Exercise Price: $38.42	(39)	(110,565)	58
Las Vegas Sands Corporation
Expiration: December 2022, Exercise Price: $46.00	(9)	(33,921)	1,588
Melco Resorts & Entertainment Ltd.
Expiration: January 2023, Exercise Price: $13.00	(31)	(15,965)	388
Nutanix, Inc.
Expiration: January 2023, Exercise Price: $20.00	(15)	(22,695)	1,463
Pioneer Natural Resources Co.
Expiration: August 2022, Exercise Price: $245.00	(15)	(355,425)	8,850
ProShares Ultra VIX Short-Term Futures ETF
Expiration: August 2022, Exercise Price: $11.00	(82)	(84,624)	6,273
Expiration: August 2022, Exercise Price: $16.00	(87)	(89,784)	1,305
Expiration: August 2022, Exercise Price: $16.00	(87)	(89,784)	261
Expiration: December 2022, Exercise Price: $6.00	(42)	(43,344)	20,580
Expiration: December 2022, Exercise Price: $7.00	(42)	(43,344)	18,480
Expiration: December 2022, Exercise Price: $8.00	(42)	(43,344)	16,905
Expiration: December 2022, Exercise Price: $9.00	(16)	(16,512)	5,600
Expiration: December 2022, Exercise Price: $15.00	(38)	(39,216)	8,265
Expiration: December 2022, Exercise Price: $16.00	(38)	(39,216)	7,961
ProShares UltraPro QQQ
Expiration: December 2022, Exercise Price: $30.00	(32)	(106,752)	26,320
QUALCOMM, Inc.
Expiration: September 2022, Exercise Price: $155.00	(11)	(159,566)	3,740
RingCentral, Inc.
Expiration: September 2022, Exercise Price: $80.00	(5)	(24,745)	150
ServiceNow, Inc.
Expiration: August 2022, Exercise Price: $450.00	(3)	(133,998)	4,935
Take-Two Interactive Software, Inc.
Expiration: September 2022, Exercise Price: $160.00	(8)	(106,184)	720
Tenaris S.A. (b)
Expiration: August 2022, Exercise Price: $30.00	(76)	(213,256)	4,370
T-Mobile US, Inc.
Expiration: November 2022, Exercise Price: $160.00	(1)	(14,306)	301
Twitter, Inc.
Expiration: August 2022, Exercise Price: $37.00	(18)	(74,898)	8,730
Expiration: August 2022, Exercise Price: $39.50	(13)	(54,093)	3,465
Vimeo, Inc.
Expiration: October 2022, Exercise Price: $15.00	(48)	(26,688)	1,200
Western Digital Corporation
Expiration: August 2022, Exercise Price: $52.00	(18)	(88,380)	2,250
			363,698

PUT OPTIONS WRITTEN
Beyond Meat, Inc.
Expiration: August 2022, Exercise Price: $40.00	(67)	(214,333)	69,177
Expiration: September 2022, Exercise Price: $45.00	(3)	(9,597)	4,935
Expiration: September 2022, Exercise Price: $55.00	(3)	(9,597)	7,778
iShares Russell 2000 ETF
Expiration: August 2022, Exercise Price: $166.00	(16)	(299,600)	40
Expiration: August 2022, Exercise Price: $175.00	(38)	(711,550)	3,610
Nutanix, Inc.
Expiration: January 2023, Exercise Price: $12.50	(15)	(22,695)	1,875
QUALCOMM, Inc.
Expiration: September 2022, Exercise Price: $105.00	(11)	(159,566)	396
RingCentral, Inc.
Expiration: September 2022, Exercise Price: $45.00	(5)	(24,745)	1,925
SPDR S&P 500 ETF Trust
Expiration: August 2022, Exercise Price: $380.00	(18)	(741,582)	1,593
VanEck Semiconductor ETF
Expiration: August 2022, Exercise Price: $197.00	(102)	(2,419,032)	4,182
Vimeo, Inc.
Expiration: October 2022, Exercise Price: $7.50	(16)	(8,896)	3,480
Western Digital Corporation
Expiration: August 2022, Exercise Price: $43.00	(18)	(88,380)	1,062
			100,053
TOTAL OPTIONS WRITTEN
(Premiums received $558,529)			$463,751

(a)100 shares per contract.
(b) Foreign security.
ETF - Exchange Traded Fund

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
July 31, 2022

Counterparty	Security	Maturity Date	Pay/Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Upfront Payment	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Airbus S.E.	7/10/2024	Pay	0.100% (0.600% + Euro Overnight Index Average)	Monthly	854	$92,079	$ -	$6,680
Morgan Stanley	Airbus S.E.	11/26/2022	Pay	0.600% (0.600% + Euro Overnight Index Average)	Monthly	1,161	125,180	-	1,900
Morgan Stanley	Avast plc	9/18/2023	Pay	0.600% (0.600% + Sterling Overnight Index Average)	Monthly	4,153	23,543	-	(6,481)
Morgan Stanley	BP plc	11/16/2022	Pay	1.790% (0.600% + Sterling Overnight Index Average)	Monthly	11,362	55,609	-	1,706
Morgan Stanley	China Solar	3/27/2024	Pay	0.500% (0.500% + U.S. Federal Funds Effective Rate)	Monthly	33,709	532,113	-	102,258
Morgan Stanley	Coca-Cola HBC AG	3/6/2024	Pay	0.600% (0.600% + Sterling Overnight Index Average)	Monthly	5,873	144,545	-	24,997
Morgan Stanley	Deliveroo plc	11/16/2022	Pay	1.790% (0.600% + Sterling Overnight Index Average)	Monthly	69,911	77,387	-	1,908
Morgan Stanley	Early VS Late Cycle Basket	7/29/2024	Pay	0.500% Fixed Rate	Monthly	152	25,565	-	(462)
Morgan Stanley	Glencore plc	11/16/2022	Pay	1.790% (0.600% + Sterling Overnight Index Average)	Monthly	45,755	259,327	-	14,918
Morgan Stanley	Glencore plc	6/16/2023	Pay	0.600% (0.600% + Sterling Overnight Index Average)	Monthly	56,068	317,778	-	7,380
Morgan Stanley	Growth vs Value Basket	6/11/2024	Pay	0.850% Fixed Rate	Monthly	857	97,715	-	(246)
Morgan Stanley	Growth vs Value Basket	5/14/2024	Pay	0.850% Fixed Rate	Monthly	1,224	139,560	-	1,453
Morgan Stanley	GSK plc	6/10/2024	Pay	0.600% (0.600% + Sterling Overnight Index Average)	Monthly	5,081	106,753	-	1,549
Morgan Stanley	Haleon plc	6/7/2024	Pay	0.600% (0.600% + Sterling Overnight Index Average)	Monthly	16,590	58,953	-	16,569
Morgan Stanley	iShares iBoxx $ Investment Grade Corporate Bond ETF	1/3/2023	Receive	(0.300)% ((0.300)% + U.S. Federal Funds Effective Rate)	Monthly	311,900	35,746,859	-	2,501,053)
Morgan Stanley	iShares iBoxx High Yield Corporate Bond ETF	1/3/2023	Receive	(1.300)% ((1.300)% + U.S. Federal Funds Effective Rate)	Monthly	449,500	35,146,405	-	(1,890,504)
Morgan Stanley	John Wood Group plc	5/8/2024	Pay	0.600% (0.600% + Sterling Overnight Index Average)	Monthly	85,892	164,639	-	(43,316)
Morgan Stanley	Weiss High Beta Cyclicals Basket	3/22/2023	Pay	1.690% (0.500% + U.S. Federal Funds Effective Rate)	Monthly	980	66,170	-	4,975
Morgan Stanley	Meggitt plc	9/15/2023	Pay	0.100% (0.600% + Sterling Overnight Index Average)	Monthly	1,221	11,762	-	835
Morgan Stanley	Sanofi	6/5/2024	Pay	0.600% (0.600% + Euro Overnight Index Average)	Monthly	845	83,970	-	(856)
Morgan Stanley	Shell plc	11/28/2022	Pay	2.180% (0.600% + Euro Overnight Index Average)	Monthly	3,357	89,468	-	1,492
Morgan Stanley	Teleperformance Basket	11/29/2022	Pay	0.600% (0.600% + Euro Overnight Index Average)	Monthly	536	179,238	-	5,570
Morgan Stanley	TotalEnergies S.E.	11/28/2022	Pay	1.790% (0.600% + Euro Overnight Index Average)	Monthly	2,185	111,604	-	2,345
Morgan Stanley	U.S. Momentum Basket	2/8/2023	Pay	1.150% Fixed Rate	Monthly	245	34,727	-	1,820
Morgan Stanley	U.S. Realized Votality Basket	5/13/2024	Pay	0.560% Fixed Rate	Monthly	18	1,857	-	131
Morgan Stanley	U.S. Sector-Neutral Quality Basket	6/12/2024	Pay	0.850% Fixed Rate	Monthly	2,385	186,531	-	779
Morgan Stanley	U.S. Sector-Neutral Quality Basket	12/15/2023	Pay	0.850% Fixed Rate	Monthly	580	45,362	-	(156)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	Antofagasta plc	6/16/2023	Receive	(1.00)% ((0.500)% + Sterling Overnight Index Average)	Monthly	(12,727)	(181,089)	-	26,059
Morgan Stanley	BHP Group plc	11/15/2022	Pay	0.690% ((0.500)%+Sterling Overnight Index Average)	Monthly	(4,410)	(121,945)	-	(7,203)
Morgan Stanley	Boohoo Group plc	11/15/2022	Receive	(0.500)% ((0.500)% + Sterling Overnight Index Average)	Monthly	(16,729)	(13,670)	-	(2,764)
Morgan Stanley	Croda International plc	11/16/2022	Pay	0.690% ((0.500)% + Sterling Overnight Index Average)	Monthly	(241)	(22,040)	-	(515)
Morgan Stanley	Cyclicals Vs. Defensive Basket	1/26/2024	Receive	(0.850)% Fixed Rate	Monthly	(58)	(5,879)	-	264
Morgan Stanley	Cyclicals Vs. Defensive Basket	4/29/2024	Receive	(0.850)% Fixed Rate	Monthly	(306)	(31,016)	-	(239)
Morgan Stanley	Danone S.A.	11/29/2022	Receive	(0.500)% ((0.500)% + Euro Overnight Index Average)	Monthly	(3,791)	(209,032)	-	(2,323)
Morgan Stanley	European Exposure Basket	2/2/2023	Pay	1.330% ((0.250)% + U.S. Federal Funds Effective Rate)	Monthly	(4,284)	(345,633)	-	(16,688)
Morgan Stanley	Software Basket	6/28/2024	Receive	(0.400)% ((0.400)% + U.S. Federal Funds Effective Rate)	Monthly	(6,873)	(810,808)	-	(13,620)
Morgan Stanley	Intercontinental Hotels Group	7/17/2024	Receive	(0.500)% ((0.500)% + Sterling Overnight Index Average)	Monthly	(2,121)	(125,723)	-	(4,454)
Morgan Stanley	Morgan Stanley Crowd Basket	6/28/2024	Receive	(0.500)% ((0.500)% + U.S. Federal Funds Effective Rate)	Monthly	(7,274)	(898,703)	-	(66,456)
Morgan Stanley	Morgan Stanley Technology Hardware Basket	2/2/2023	Pay	0.8500% ((0.340)% + U.S. Federal Funds Effective Rate)	Monthly	(13,731)	(861,346)	-	(80,605)
Morgan Stanley	MSGWXSD Basket	2/1/2023	Receive	(0.350)% ((0.350)% + U.S. Federal Funds Effective Rate)	Monthly	(9,117)	(1,663,123)	-	(87,228)
Morgan Stanley	MSW06501 Basket	1/5/2023	Receive	(0.400)%((0.400)% + Bank of Japan Estimated Unsecured Overnight Call Rate)	Monthly	(13,488)	(100,654)	-	(3,835)
Morgan Stanley	QQQE MSGWQQQE Basket	11/1/2023	Receive	(0.370)% ((0.370)% + U.S. Federal Funds Effective Rate)	Monthly	(5,885)	(504,168)	-	54,516
Morgan Stanley	QQQE MSGWQQQE Basket	2/2/2023	Pay	0.820% ((0.370)% + U.S. Federal Funds Effective Rate)	Monthly	(7,884)	(675,422)	-	4,876
Morgan Stanley	Rio Tinto plc	11/16/2022	Receive	(0.500)% ((0.500)% + Sterling Overnight Index Average)	Monthly	(1,655)	(99,912)	-	(6,227)
Morgan Stanley	Rio Tinto plc	6/16/2023	Pay	1.08% ((0.500)% + Sterling Overnight Index Average)	Monthly	(1,179)	(71,176)	-	7,119
Morgan Stanley	SAAS Basket	2/2/2023	Receive	(0.300)% ((0.300)% + U.S. Federal Funds Effective Rate)	Monthly	(765)	(320,918)	-	(17,182)
Morgan Stanley	Unprofitable Technology Company Basket	6/28/2024	Receive	(0.520)% ((0.520)% + U.S. Federal Funds Effective Rate)	Monthly	(4,522)	(176,765)	-	(9,988)
Morgan Stanley	Unprofitable Technology Company Basket	2/2/2023	Pay	0.670% ((0.520)% + U.S. Federal Funds Effective Rate)	Monthly	(9,120)	(356,501)	-	(56,467)
Morgan Stanley	U.S. Growth Long Basket	4/3/2024	Receive	(0.700)% ((0.700)% + U.S. Federal Funds Effective Rate)	Monthly	(2,554)	(497,320)	-	49,792
Morgan Stanley	US Value Long Basket	4/3/2024	Receive	(0.260)% ((0.260)% + U.S. Federal Funds Effective Rate)	Monthly	(1,662)	(236,585)	-	(24,380)
Morgan Stanley	Weiss - MSGWTRNX Basket	11/23/2022	Receive	(0.250)% ((0.250)% + U.S. Federal Funds Effective Rate)	Monthly	(157)	(14,322)	-	(1,048)
Morgan Stanley	Infotech Basket	6/28/2024	Receive	(0.450)% ((0.450)% + U.S. Federal Funds Effective Rate)	Monthly	(1,647)	(264,986)	-	(22,349)
Morgan Stanley	Media Basket	6/28/2024	Pay	0.790% ((0.400)% + U.S. Federal Funds Effective Rate)	Monthly	(3,309)	(197,514)	-	(5,636)
Morgan Stanley	Weiss TRNX Basket	11/23/2022	Pay	1.260% ((0.320)% + U.S. Federal Funds Effective Rate)	Monthly	(1,836)	(209,579)	-	(15,886)
Morgan Stanley	Woodside Petroleum Ltd.	11/16/2022	Pay	1.19% (0.00% + Sterling Overnight Index Average)	Monthly	(306)	(6,931)	-	(6,931)
Morgan Stanley	WPP plc	1/9/2023	Pay	1.080% ((0.500)% + Sterling Overnight Index Average)	Monthly	(854)	(9,217)	-	(480)
								-	$(4,553,686)
								-
plc - Public Limited Company								-
* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.							-

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF OPEN FUTURES CONTACTS (Unaudited)
July 31, 2022

		Number of Contracts		Value and Unrealized
Expiration Date	Issue	Purchased	Notional Amount	Appreciation*
LONG FUTURES CONTRACTS
9/21/2022	CBT Long Term U.S. Treasury Bond	20	$2,416,320	$68,855
9/21/2022	CBT Ultra Long Term U.S. Treasury Bond	165	15,994,231	67,408
9/21/2022	CBT 10-Year U.S. Treasury Bond	237	23,938,673	218,796
9/16/2022	E-Mini Russell 2000	264	24,885,960	2,258,356
9/16/2022	E-Mini S&P 500	238	49,188,650	4,490,875
12/28/2022	100 Ounce Gold Futures	103	18,352,540	523,017
				$7,627,307
	* Net unrealized depreciation (appreciation) is a payable (receivable).